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                           CERTIFICATION UNDER RULE 497(j)

May 6, 1999

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549

Re:  SAFECO Life Insurance Company ("SAFECO")
     SAFECO Resource Variable Account B ("Registrant")
     1933 Act File No. 33-69600
     1940 Act File No. 811-4716

Commissioners:

Pursuant to paragraph (j) of Rule 497 of Regulation C, under the Securities Act of 1933, as amended, in lieu of filing under paragraph (c) of Rule 497, I hereby certify that the form of Prospectus and Statement of Additional Information dated April 30, 1999, for the above-captioned registrant that would have filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent registration statement and the text of the most recent registration statement was filed on April 30, 1999.

Please indicate receipt in the usual manner to the undersigned.

Sincerely,

/s/ William E. Crawford

William E. Crawford
Counsel